Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 1,762,337	$ 412,719	$ 2,052,731
Accounts receivable, net	3,086,195	2,108,099	1,877,351
Inventory	1,190,998	1,369,225	923,707
Prepaid expenses and other current assets	1,884,542	917,433	611,695
Income tax receivable	147,889	147,889
Total current assets	8,071,961	4,955,365	5,465,484
Property and equipment, net	932,027	931,968	998,863
Right of use assets, net	578,280	732,100
Intangible assets, net	11,047,515	11,598,063	12,687,731
Goodwill	5,392,123	5,392,123	9,736,510
Total assets	26,021,906	23,609,619	28,888,588
Current liabilities:
Accounts payable	3,047,197	7,397,650	5,519,159
Accrued expenses and other current liabilities	1,704,484	1,594,669	1,135,551
Deferred revenues	1,061,989	159,591	175,956
Current portion of operating leases liabilities	279,427	272,215
Income tax payable	8,446	22,919	129,511
Line of credit, net of debt issuance costs	2,151,108	456,995	531,804
Current portion of convertible notes payable, net of debt issuance costs	900,765
Current portion of notes payable, net of debt issuance costs	970,710	1,365,675	313,572
Current portion of notes payable - related parties	1,166,365	1,686,352	932,701
Due to related party	26,784	17,253	140,682
Total current liabilities	11,317,275	12,973,319	8,878,936
Contingent consideration			520,000
Operating leases liabilities - net of current portion	326,482	482,212
Convertible notes payable - related parties, net of current portion, net of debt discount	1,111,495	1,061,495	961,494
Notes payable, net of current portion	825,004	42,492	56,688
Notes payable - related parties, net of current portion	1,501,148	1,595,669	2,531,490
Deferred tax liability			341
Total liabilities	15,081,404	16,155,187	12,948,949
Commitments and Contingencies
Stockholders' equity
Preferred stock value
Common stock value	9,618	8,016	5,655
Additional paid-in-capital	30,802,083	26,259,575	20,548,164
Accumulated deficit	(18,850,350)	(18,495,461)	(5,565,756)
Total stockholders' equity attributable to Edison Nation, Inc.	11,961,351	7,772,130	14,988,063
Noncontrolling interests	(1,020,849)	(317,698)	951,576
Total stockholders' equity	10,940,502	7,454,432	15,939,639
Total liabilities and stockholders' equity	$ 26,021,906	$ 23,609,619	$ 28,888,588